Note 5: Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Commercial Aerospace Industry Assets and Commitments Table [Text Block]
(Dollars in millions)	Committed	2013	2014	2015	2016	2017	Thereafter
Notes and leases receivable	$584	$99	$99	$68	$44	$59	$215
Commercial aerospace financing commitments	$3,237	$339	$785	$365	$464	$334	$950
Other commercial aerospace commitments	7,628	736	567	629	676	638	4,382
Collaboration partners' share	(2,027)	(252)	(287)	(228)	(193)	(165)	(902)

Total commercial commitments	$8,838	$823	$1,065	$766	$947	$807	$4,430